June 6, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:           Security Mid Cap Growth Fund (the “Fund”)
 File Nos.:  811-01316 and 2-32791

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on May 10, 2011, pursuant to Rule 497e (Accession No. 0000891804-11-002018), which is incorporated by reference into this filing.

Please contact me at 785-438-3226 if you have any questions or comments regarding this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
SBL Fund

Enclosure

Securities offered by Rydex Distributors, LLC, an affiliate of Security Global Investors.

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